ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2020, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of	Place of	Percentage of
	incorporation	incorporation	ownership		Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%		Provision of technical consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%		Provision of content and application delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%		Investment holding

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%		Provision of content and application delivery services

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	99	%(ii)	Construction of cloud infrastructure

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%		Investment holding

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	99	%(ii)	Computer hardware, technology development

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”) (iii)	August 15, 2014	The PRC	99	%(ii)	Mechanical equipment lease

ChinaCache Networks (UK) Limited (“ChinaCache UK”)	March 10, 2016	England and Wales	100%		Provision of content and application delivery services

Beijing Xiangqing Technology Co., Ltd ("Beijing Xiangqing") (iv)	April 28, 2019	The PRC	100%		Mechanical equipment lease

Beijing Wangrun Technology Co., Ltd("Beijing Wangrun") (iv)	April 26, 2019	The PRC	100%		Mechanical equipment lease

ShenRong Technology (Hongkong) Limited ("ShenRong HK") (iv)	December 16,2019	Hong Kong	100%		Mechanical equipment lease

Beijing Shuosen Technology Co., Ltd ("Beijing Shuosen") (iv)	April 28, 2019	The PRC	100%		Mechanical equipment lease

RuiShen Technology (Beijing) Co., Ltd.("RuiShen BJ") (v)	January 16, 2020	The PRC	100%		Technology Development

ChinaCache (Hong Kong) Limited ("CCHK) (vii)	October 30, 2020	The PRC	100%		Technology Development

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT”) (i)	June 7, 1998	The PRC	—		Provision of content and application delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) (i)	September 1, 2005	The PRC	—		Provision of content and application delivery services

ChinaCache Shouming Technology (Beijing) Co., Ltd. ("ChinaCache Shouming") (i)	June 6, 2018	The PRC	—		Technology Development

ShenRong Technology (Beijing) Co., Limited(“ShenRong BJ") (i)	November 22, 2019	The PRC	—		Technology Development

(i)The equity interest of Beijing Blue IT is held by the Founders, and Beijing Jingtian is held by two individual shareholders.  The equity interest of ChinaCache Shouming is held by Tianjin Ding Sheng Zhi Da Technologies Co., Ltd ("Ding Sheng Zhi Da") and another individual shareholder. The equity interest of Shenrong Bj is held by two individual shareholders. The Founders, Ding Sheng Zhi Da and the other individual shareholders mentiond above are collectively referred as the “Nominal Shareholders”.

(ii)On November 16, 2015, Xin Run received a capital injection of RMB1,292,000 (US$202,000) from Tianjin Shuishan Technology Co., Ltd, a PRC Company wholly owned by the Founders. As a result, the percentage of the Company’s equity ownership in Xin Run and Xin Run’s wholly-owned subsidiaries, is 99% as of December 31, 2019 and 2020.

(iii)In July 2017, Xin Run transferred all of its equity interests in Beijing Zhao Du to a buyer (Note 9). However, due to the disputes disclosed in Note 25, the transaction is not yet closed.

(iv)In April and December 2019, the Group established certain subsidiaries, Beijing Wangrun, Beijing Xiangqing, Beijing Shuosen, and ShenRong HK, all of which have not started any operation.

In February 2019, one of the Company’s subsidiaries, ChinaCache Ireland Limited, which has no material operation, was deregistered.

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	3,936	2,407	369
Restricted cash	12,939	8,463	1,297
Accounts receivable (net of allowance for doubtful accounts of RMB79,839 and RMB75,225 (US$11,605) as of December 31, 2019 and 2020, respectively)	47,516	51,074	7,827
Prepaid expenses and other current assets, net	13,957	39,664	6,079
Amounts due from inter-companies (1)	48,522	270,245	41,417

Total current assets	126,870	371,853	56,989

Non-current assets:
Property and equipment, net	2,642	2	—
Intangible assets, net	27	—	—
Long term investments	10,081	10,103	1,548
Operating lease right-of-use asset	124,502	5,814	891
Long term deposits and other non-current assets	2,640	128	20

Total non-current assets	139,892	16,047	2,459

TOTAL ASSETS	266,762	387,900	59,448

	As of December 31,
	2019	2020
	RMB	RMB	US$
LIABILITIES:
Current liabilities:
Accounts payable	261,502	257,499	39,463
Accrued employee benefits	27,016	22,367	3,428
Accrued expenses and other current liabilities	25,098	48,883	7,492
Other payables	6,248	—
Income tax payable	11,594	12,196	1,869
Amounts due to inter-companies (1)	260,385	465,151	71,288
Current portion of operating lease liabilities	40,155	2,372	364
Deferred government grant	302	—	—

Total current liabilities	632,300	808,468	123,903

Non-current liabilities:
Non-current portion of operating lease liabilities	117,428	3,470	532
Deferred government grant	14,350	14,350	2,199
Other noncurrent liabilities	—	9,210	1,411

Total non-current liabilities	131,778	27,030	4,143

Total liabilities	764,078	835,498	128,046

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.

	For the Years Ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	344,108	287,653	243,224	37,276
-Inter-companies	499,017	532,766	30,670	4,700
Net profit/(loss)	105,324	(60,994)	(9,718)	(1,489)